American Balanced Fund® Prospectus Supplement July 1, 2016 (for prospectus dated March 1, 2016, as supplemented to date)

The following is added to the paragraph titled “The Capital SystemSM” in the “Management and organization” section of the prospectus:

John R. Queen, Vice President, Capital Fixed Income Investors, serves as a fixed-income portfolio manager for the fund. John has 25 years of investment experience in total (13 years with Capital Research and Management Company or affiliate). He has less than one year of experience in managing the fund.

Andrew F. Barth and Wesley K.-S. Phoa are no longer managing money in the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-189-0716P Printed in USA CGD/AFD/10039-S56378

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

American Balanced Fund® Statement of Additional Information Supplement July 1, 2016 (for statement of additional information dated March 1, 2016)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Gregory D. Johnson	Over $1,000,000	3	$170.6	None		None
Hilda L. Applbaum	$100,001 – $500,000	2	$94.0	2	$0.09	None
Jeffrey T. Lager	$100,001 – $500,000	2	$94.4	None		None
James R. Mulally	$100,001 – $500,000	8	$115.3	1	$0.03	None
John H. Smet	$100,001 – $500,000	20	$181.2	None		None
Alan N. Berro	Over $1,000,000	25	$156.6	None		None
Michael T. Kerr	$100,001 – $500,000	3	$238.3	None		None
Dina N. Perry	Over $1,000,000	2	$166.6	1	$2.86	None
John R. Queen[5]	$100,001 – $500,000	6	$6.5	1	$0.10	365	$3.03
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.
[3]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
[4]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.
[5]	John R. Queen was named as a portfolio manager of the fund on July 1, 2016. Information regarding dollar range of fund shares owned is as of June 22, 2016. All other information is as of May 31, 2016.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-191-0716O CGD/10149-S56380